Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	729,194,746.55	33,764
Yield Supplement Overcollateralization Amount 05/31/25	50,144,552.37	0
Receivables Balance 05/31/25	779,339,298.92	33,764
Principal Payments	33,065,470.34	1,145
Defaulted Receivables	1,063,477.33	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	47,255,346.95	0
Pool Balance at 06/30/25	697,955,004.30	32,584

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.82%
Prepayment ABS Speed	1.79%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	9,487,008.71	357
Past Due 61-90 days	3,164,900.67	111
Past Due 91-120 days	409,493.82	21
Past Due 121+ days	0.00	0
Total	13,061,403.20	489

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	955,913.32
Aggregate Net Losses/(Gains) - June 2025	107,564.01
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.17%
Prior Net Losses/(Gains) Ratio	0.89%
Second Prior Net Losses/(Gains) Ratio	-0.16%
Third Prior Net Losses/(Gains) Ratio	0.66%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	6,281,595.04
Actual Overcollateralization	6,281,595.04
Weighted Average Contract Rate	7.41%
Weighted Average Contract Rate, Yield Adjusted	10.92%
Weighted Average Remaining Term	50.73

Flow of Funds	$ Amount
Collections	38,805,933.06
Investment Earnings on Cash Accounts	30,728.98
Servicing Fee	(649,449.42)
Transfer to Collection Account	-
Available Funds	38,187,212.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,893,088.58
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	6,176,989.53
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,281,595.04
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,085,326.97

Total Distributions of Available Funds	38,187,212.62

Servicing Fee	649,449.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	722,631,993.83
Principal Paid	30,958,584.57
Note Balance @ 07/15/25	691,673,409.26

Class A-1
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2a
Note Balance @ 06/16/25	69,466,508.19
Principal Paid	14,449,747.76
Note Balance @ 07/15/25	55,016,760.43
Note Factor @ 07/15/25	27.5083802%

Class A-2b
Note Balance @ 06/16/25	79,365,485.64
Principal Paid	16,508,836.81
Note Balance @ 07/15/25	62,856,648.83
Note Factor @ 07/15/25	27.5083802%

Class A-3
Note Balance @ 06/16/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	428,500,000.00
Note Factor @ 07/15/25	100.0000000%

Class A-4
Note Balance @ 06/16/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	89,800,000.00
Note Factor @ 07/15/25	100.0000000%

Class B
Note Balance @ 06/16/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	37,000,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	18,500,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,143,301.08
Total Principal Paid	30,958,584.57
Total Paid	34,101,885.65

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	317,230.39
Principal Paid	14,449,747.76
Total Paid to A-2a Holders	14,766,978.15

Class A-2b
SOFR Rate	4.30385%
Coupon	4.73385%
Interest Paid	302,650.69
Principal Paid	16,508,836.81
Total Paid to A-2b Holders	16,811,487.50

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5507596
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1226037
Total Distribution Amount	27.6733633

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.5861520
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	72.2487388
Total A-2a Distribution Amount	73.8348908

A-2b Interest Distribution Amount	1.3245107
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	72.2487388
Total A-2b Distribution Amount	73.5732495

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	199.53
Noteholders' Third Priority Principal Distributable Amount	597.57
Noteholders' Principal Distributable Amount	202.90

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	3,080,896.88
Investment Earnings	10,801.71
Investment Earnings Paid	(10,801.71)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88